Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about commitments [abstract]
Schedule of commitments

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Capital expenditure
Contracted for[1]	251.9	514.7
[1]Contracted for capital expenditure of US$251.9 million (2020: US$514.7 million) includes US$193.3 million (2020: US$454.0 million) for Salares Norte. Gold Fields has completed a feasibility study on the Salares Norte deposit in Chile and the final notice to proceed (“FNTP”) was provided by the Board in February 2020 and construction commenced in April 2020.

Schedule of lease contracts

	United States Dollar
Lease contracts Figures in millions unless otherwise stated	Undiscounted lease liabilities[2]	Non-lease elements[3]	Fully variable lease payments[4]	Total

2021
– within one year	82.0	249.4	397.8	729.2
– later than one and not later than five years	216.4	320.9	870.2	1,407.5
– later than five years	248.7	167.8	—	416.5
	547.1	738.1	1,268.0	2,553.2
2020
– within one year	88.4	126.0	583.0	797.4
– later than one and not later than five years	228.7	296.3	1,506.3	2,031.3
– later than five years	261.2	75.9	—	337.1
	578.3	498.2	2,089.3	3,165.8
1No leases were entered into during 2020 or 2021 for which the use of the assets has not yet commenced at year-end.
[2]The undiscounted lease liabilities relate to the gross cash flows used to determine the lease liabilities in terms of IFRS 16 Leases and will not agree to the leases recognised in note 33.
[3]The non-lease elements are the amounts in the lease contracts that are not accounted for as part of the lease liabilities.
[4]These are the total commitments per lease contracts where the payments have been determined to be fully variable, as a result no lease liability has been recorded. Included in these amounts are payment for non-lease elements of the arrangement.